Nature of operations (Details Narrative) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2026 CAD ($)	Dec. 31, 2025 CAD ($) shares	Sep. 30, 2026 EUR (€) shares	Feb. 28, 2025 shares	Jan. 31, 2025 shares	Dec. 31, 2024 shares	Jun. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Common stock shares issued | shares			262,776,228	285,670,318	2,222,222	1,684,659
Common stock shares oustanding | shares			262,776,228	285,670,318			176,947,216
Working capital		$ 1,044,148	$ 213,175
Proceeds from Issuance of convertible senior notes	$ 800,000
Payments for underwriters fee	26,000
Payments for transaction costs	1,300
Payments for conjunction with the related capped call transactions	$ 94,800
Conjunction with the exercise of warrants		$ 8,648
Senior secured term loan [member]
IfrsStatementLineItems [Line Items]
Loan facility				€ 14,662				$ 75,100,000